3. Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Accounting Policies [Abstract]
Property and equipment estimated useful life
Years
Office equipment	3
Manufacturing, lab and other equipment	5
Furniture and fixtures	7

Net Loss Per Share
	March 31,
	2018	2017
Restricted stock units	32,000	34,000
Options to purchase common stock	1,393,000	899,000
Warrants to purchase common stock	1,375,000	1,344,000
	2,800,000	2,277,000

Schedule of antidilutive shares
	June 30,
	2018	2017
Restricted stock awards	21,000	45,000
Options to purchase common stock	1,411,000	1,353,000
Warrants to purchase common stock	1,375,000	1,333,000
	2,807,000	2,731,000

Disaggregated Revenue by Source

The following table presents the Company’s disaggregated revenues by revenue source:

	Three Months Ended June 30,
Product	2018	2017
Human Skin Care	$3,554,000	$3,209,000
Animal Skin Care	541,000	394,000
	4,095,000	3,603,000
Service	274,000	232,000
Total	$4,369,000	$3,835,000

Disaggregated Revenue by Geographic Area

The following table shows the Company’s product revenues by geographic region:

	Three Months Ended June 30,
	2018	2017
United States	$1,971,000	$1,859,000
Latin America	1,079,000	569,000
Europe and Rest of the World	1,045,000	1,175,000
Total	$4,095,000	$3,603,000